Consolidated Statements of Shareholders' Deficits (Parenthetical)		12 Months Ended
	Jul. 12, 2019	May 31, 2020
Statement of Stockholders' Equity [Abstract]
Reverse stock split	1 for 200 reverse stock split	1 for 200 reverse stock split